Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,040,100
Previously Paid Amount	0.00
Total Fee Amount	2,767.54
Total Offset Amount	0.00
Net Fee	2,767.54
Narrative - Max Aggregate Offering Price	$ 20,040,100
Final Prospectus	true